PRIVATE PLACEMENTS (Detail) (USD $)	6 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 19, 2014 2014 Private Placement [Member]	Jun. 30, 2014 2014 Private Placement [Member]	Jun. 30, 2014 2014 Private Placement [Member] April 30, 2014 [Member]	Jun. 30, 2014 2014 Private Placement [Member] June 19, 2014 [Member]	Jun. 30, 2014 January	Jun. 30, 2014 February	Jun. 30, 2014 Six Percent Notes [Member]	Jun. 30, 2014 Four Percent Notes [Member]
Class of Warrant or Right [Line Items]
Face Amount	$ 62,262,217						$ 11,325,000	$ 16,050,000	$ 28,571,428	$ 6,315,789
Carrying Amount	23,658,314						2,772,472	1,983,958	14,518,180	4,383,704
Fair Value of Derivatives	24,732,921						8,497,278	12,303,581	2,363,640	1,568,422
Fair Value of Warrantszx	18,582,000						6,993,900	11,588,100
Common Stock			623,485	623,485	483,075	140,410
Equity Proceeds	3,165,690	2,000,000		3,165,690	2,431,561	734,129
Fair Value of Warrants				$ 431,492	$ 344,088	$ 87,404